As filed with the Securities and Exchange Commission on June 2, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22861

PINE GROVE ALTERNATIVE FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
908-273-6321

Matthew Stadtmauer, Chief Executive Officer
Pine Grove Alternative Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: April 1, 2014 – March 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

PINE GROVE
ALTERNATIVE FUND

ANNUAL REPORT

MARCH 31, 2015

PINE GROVE ALTERNATIVE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 2015

ASSETS

Total investments in Pine Grove Alternative Institutional Fund (“Master Fund”), at fair value (Cost $7,809,858)	$7,631,886
Cash	5,097
Expense reimbursement from Investment Adviser	39,974
Prepaid expenses	15,072
Total Assets	7,692,029

LIABILITIES

Accrued Liabilities:
Custodian fees	1,500
Professional fees	6,903
Shareholder servicing fees	15,059
Fund services fees	52
Shareholder report expense	1,483
Other expenses	6
Total Liabilities	25,003

NET ASSETS	$7,667,026

COMPONENTS OF NET ASSETS
Paid-in capital	$7,861,180
Distributions in excess of net investment income	(18,558)
Accumulated net realized gain from investment in Master Fund	2,376
Net unrealized depreciation on investment in Master Fund	(177,972)
NET ASSETS	$7,667,026

SHARES OUTSTANDING (100,000 shares authorized, $0.001 par value)	7,656.06

NET ASSET VALUE PER SHARE	$1,001.43

See Accompanying Notes to Financial Statements and Master Fund Financial Statements.                      1

PINE GROVE ALTERNATIVE FUND
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2015

Investment income
Dividends from Master Fund	$124,153
Interest income	5
Total investment income	124,158

Expenses
Offering costs amortized	48,007
Insurance expense	17,013
Trustees’ fees and expenses	5,643
Custodian fees	6,000
Professional fees	30,854
Shareholder servicing fee	42,549
Fund services fees	607
Registration fees	10,804
Shareholder report expense	12,105
Miscellaneous expenses	1,125
Total expenses	174,707
Expenses reimbursed by Investment Adviser	(132,157)
Net expenses	42,550

NET INVESTMENT INCOME	81,608

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENT IN MASTER FUND
Net realized gain from investment in Master Fund	20
Realized gain distribution from Master Fund	2,356
Net change in unrealized appreciation (depreciation) on investment in Master Fund	(183,869)
Net realized and unrealized loss from investment in Master Fund	(181,493)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(99,885)

See Accompanying Notes to Financial Statements and Master Fund Financial Statements.                         2

PINE GROVE ALTERNATIVE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2015	January 1, 2014* through March 31, 2014
OPERATIONS
Net investment income (loss)	$81,608	$(316)
Net realized gain from investments in Master Fund	2,376	-
Net change in unrealized appreciation (depreciation) on investment in Master Fund	(183,869)	5,897
Increase (decrease) in net assets resulting from operations	(99,885)	5,581

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(107,124)	-

CAPITAL SHARE TRANSACTIONS
Sale of shares	7,219,215	450,000
Reinvestment of distributions	99,239	-
Increase in net assets resulting from capital share transactions	7,318,454	450,000
Increase in net assets	7,111,445	455,581

NET ASSETS
Beginning of period	555,581	100,000
End of period (including distributions in excess of net investment income and accumulated net investment loss of $18,558 and $316, respectively)	$7,667,026	$555,581

SHARE TRANSACTIONS
Beginning of period	540.64	100.00
Sale of shares	7,016.02	440.64
Reinvestment of distributions	99.40	-
End of period	7,656.06	540.64

*  Commencement of operations.

See Accompanying Notes to Financial Statements and Master Fund Financial Statements.                         3

PINE GROVE ALTERNATIVE FUND
STATEMENT OF CASH FLOWS
YEAR ENDED MARCH 31, 2015

Cash Flows From Operating Activities
Net decrease in net assets from operations		$(99,885)
Adjustments to reconcile net decrease in net assets from
operations to net cash used in operating activities:
Purchases of Master Fund	$(7,267,724)
Proceeds from sales of Master Fund	7,886
Realized gain from sale of Master Fund	(20)
Net change in unrealized appreciation on investment in Master Fund	183,869
Decrease in operating assets and liabilities:
Prepaid expenses	(15,072)
Expense reimbursement from Investment Adviser	(39,974)
Offering costs	48,007
Due to Investment Adviser	(33,124)
Accrued liabilities:
Trustees’ fees and expenses payable	(2,210)
Custodian fees payable	1,500
Shareholder servicing fees payable	15,059
Fund services fees payable	2
Shareholder report expense payable	1,483
Other expenses payable	(6,033)
	(7,106,351)
Total Adjustments		(7,106,351)

Net Cash Used In Operating Activities		(7,206,236)

Cash Flows From Financing Activities
Sale of shares	7,219,215
Payments for shareholder distributions	(7,885)
	7,211,330

Net Cash Provided By Financing Activities		7,211,330

Net Increase in Cash		5,094

Cash - Beginning of Year		3

Cash - End of Year		$5,097
Supplemental disclosure of non-cash operating activities
Reinvestment of shareholder distributions		$99,239

See Accompanying Notes to Financial Statements and Master Fund Financial Statements.                         4

PINE GROVE ALTERNATIVE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	Year Ended March 31, 2015		January 1, 2014(a) through March 31, 2014
NET ASSET VALUE, Beginning of Period	$1,027.64		$1,000.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	16.10		(1.28)
Net change in realized and unrealized gain (loss) on investment in Master Fund	(25.98)		28.92
Total from investment operations	(9.88)		27.64

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16.33)		-

NET ASSET VALUE, End of Period	$1,001.43		$1,027.64

TOTAL RETURN	(0.96	) %	2.76	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$7,667		$556
Ratios to Average Net Assets:
Net investment income (loss) (e)	1.58%		(0.50	)%(d)
Net expense (e)(f)	0.83%		0.50	%(d)
Gross expense (e)(g)	3.39%		66.52	%(d)
PORTFOLIO TURNOVER RATE(h)	0%		0	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Does not include the expenses of the Master Fund in which the Feeder Fund invests.
(f)
The net expenses of the Master Fund, which are paid by the Master Fund, represents 1.50% of average net assets for the Feeder Fund.  The net expense ratio for the Feeder Fund, including the applicable Master Fund expenses is 2.33% and 1.98%, respectively.

(g)	Reflects the expense ratio excluding expense reimbursements by the Investment Adviser.
(h)	The Feeder Fund is invested solely in the Master Fund, therefore this ratio reflects the turnover of the Master Fund.

See Accompanying Notes to Financial Statements and Master Fund Financial Statements.                         5

PINE GROVE ALTERNATIVE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Note 1. Organization

Pine Grove Alternative Fund (the “Feeder Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013.  The Feeder Fund is offering on a continuous basis up to 100,000 shares of beneficial interest at net asset value per share.  The Feeder Fund’s investment objective is to seek long-term capital appreciation.  The Feeder Fund pursues its investment objective through investing substantially all of its assets in Pine Grove Alternative Institutional Fund (the “Master Fund”).  As of March 31, 2015, the Feeder Fund represented 8.1% of the Master Fund’s net assets.  On October 9, 2013, the Feeder Fund was initially seeded through the sale of 100 shares for $100,000. The Feeder Fund commenced operations on January 1, 2014.

The investment adviser of the Feeder Fund and the Master Fund is FRM Investment Management (USA) LLC (formerly known as Pine Grove Asset Management LLC) (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Feeder Fund and the Master Fund supervises the conduct of the Feeder Fund’s and Master Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Feeder Fund’s and Master Fund’s day-to-day investment activities.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Feeder Fund:

Investment in Master Fund – The Feeder Fund records its investment in the Master Fund at fair value which is represented by the Feeder Fund’s shares held in the Master Fund valued at the net asset value per share.  Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements which are attached and are an integral part of these financial statements.  Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant policies that affect the Feeder Fund.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expense, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Feeder Fund will be reinvested in additional shares of the Feeder Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Feeder Fund, timing differences and differing characterizations of distributions made by the Feeder Fund.

Federal Taxes – The Feeder Fund’s tax year is October 31, 2014. The Feeder Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all

PINE GROVE ALTERNATIVE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

its net investment income and capital gains, if any, the Feeder Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Feeder Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Feeder did not incur any interest or penalties.

The Feeder Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Feeder Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2015, that would require recognition, de-recognition or disclosure.  The Feeder Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Feeder Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Feeder Fund is subject to income tax examinations by taxing authorities during the period since its inception.

Offering Costs – Expenses incurred in connection with establishing the Feeder Fund aggregated $64,009. Offering costs incurred by the Feeder Fund are treated as deferred charges until operations commenced and thereafter are amortized over a twelve-month period using the straight line method.

Commitments and Contingencies – In the normal course of business, the Feeder Fund enters into contracts that provide general indemnifications by the Feeder Fund to the counterparty to the contract. The Feeder Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Feeder Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Risks

An investment in the Feeder Fund should be considered a speculative investment that entails a high degree of risk. It is possible that an investor may lose some or all of its investment and that the Feeder Fund may not achieve its investment objective. The Feeder Fund is classified as non-diversified and may invest a significant portion of its assets in the Master Fund and the Feeder Fund may be susceptible to the economic and regulatory factors affecting the Master Fund and/or the fund industry.

The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Feeder Fund’s knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Feeder Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Feeder Fund performs. Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.

Note 4. Management Fees, Shareholder Servicing Fees and Other Expenses

Management Fees – The Feeder Fund does not incur a separate management fee, but is subject to the Master Fund’s management fee.  The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Master Fund’s month-end net asset value.

Shareholder Servicing Fees – The Feeder Fund pays Atlantic (as defined below) and Atlantic pays each broker-dealer that is a member of the Financial Industry Regulatory Authority (“FINRA”) and enters into a shareholder servicing agreement with Atlantic (collectively, “Service Agents”), a monthly shareholder

PINE GROVE ALTERNATIVE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

servicing fee of 0.070833% (0.85% on an annualized basis) of the net asset value of the outstanding shares attributable to the clients of the Service Agent who are invested in the Feeder Fund through the Service Agent.  The shareholder servicing fees expense for the year ended March 31, 2015 was $42,549.

Expenses – The Investment Adviser has agreed to reimburse the Feeder Fund’s and the Master Fund’s other expenses (other than shareholder servicing fees, extraordinary expenses and investment related expenses such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund and the Feeder Fund) to the extent necessary in order to cap the Feeder Fund’s other expenses at 0.60%. For the year ended March 31, 2015, expenses reimbursed were as follows:

Expenses Reimbursed by Investment Adviser
$132,157

For a period of five years subsequent to the Feeder Fund’s commencement of operations, the Investment Adviser may recover from the Feeder Fund expenses reimbursed during the prior three years if the Feeder Fund’s other expenses, including the recovered expenses, fall below the expense cap. As of March 31, 2015, the following amounts are subject to recapture by the Investment Adviser:

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2014	$41,747	March 31, 2017	$-
March 31, 2015	132,157	March 31, 2018	-

Distribution – Foreside Fund Services, LLC serves as the Feeder Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Adviser or with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Custodian – BNP Paribas Financial Services, LLC (the “Custodian”) served as the Feeder Fund’s independent custodian of its investments in the Master Fund for the year ended March 31, 2015. Effective March 31, 2015, the Feeder Fund entered into an agreement with JPMorgan Chase Bank, N.A. to serve as the Feeder Fund’s independent custodian of its investments in the Master Fund.  The Feeder Fund is subject to credit risk to the extent any broker with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Feeder Fund’s management monitors the financial condition of such brokers and does not anticipate any losses from the custodian.

Administrator – The Feeder Fund does not incur an administrative fee, but the Feeder Fund, as an investor in the Master Fund, will bear its proportionate share of the Master Fund’s administrative fee.  Atlantic provides fund accounting, fund administration, and transfer agency services (collectively, “Fund Services Fees”) to the Master Fund and the Feeder Fund.

Trustees and Officers – The Feeder Fund pays each independent trustee an annual retainer fee of $2,000 for services to the Feeder Fund.  Each independent trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as an independent trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Feeder Fund is compensated by the Feeder Fund.

Note 5.  Security Transactions

The cost of purchases and proceeds from sales of investments in the Master Fund during the year ended March 31, 2015, were $7,267,724 and $7,886, respectively.

8

PINE GROVE ALTERNATIVE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Note 6.  Offering of Fund Shares; Repurchase Offers

Feeder Fund shares may be purchased by investors who meet certain eligibility requirements set forth in the Feeder Fund's current prospectus as of the first business day of each calendar month; however, Feeder Fund shares may be offered more or less frequently as determined by the Board in its sole discretion.  Feeder Fund shares are sold at the current net asset value per share.  Generally, the minimum initial investment in the Feeder Fund is $25,000 and the minimum additional investment is $10,000.  The Feeder Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

The Feeder Fund may repurchase Feeder Fund shares from shareholders from time to time as determined by the Board in its sole discretion. A summary of the tender offers for the year ended March 31, 2015 is as follows:

Effective Date	Amount of Tender Offer	Dollar Amount of Shares Tendered
September 30, 2014	$499,480	$-
December 31, 2014	655,133	-
March 31, 2015	766,703	-

Note 7. Federal Income Tax

There were no dividends paid to shareholders during the period January 1, 2014 (commencement of operations) to October 31, 2014.

As of October 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital and other losses	$(11,660)
Unrealized depreciation	(42,165)
Total	$(53,825)

The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent that these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Accordingly, the following permanent difference, primarily due to tax adjustments related to non-deductible start-up costs, have been reclassified within the capital accounts during the tax year ended October 31, 2014. This reclassification had no effect on net assets.

Paid-In-Capital	Accumulated Net Investment Income
$(7,274)	$7,274

For tax purposes, the current deferred late year ordinary loss was $11,660 (realized during the period January 1, 2014 through October 31, 2014). This loss was recognized for tax purposes on the first business day of the Feeder Fund’s current tax year, November 1, 2014.

9

PINE GROVE ALTERNATIVE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

As of March 31, 2015, the cost of investments is substantially the same as for federal income tax purposes. The related net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$9,319
Gross Unrealized Depreciation	(187,291)
Net Unrealized Depreciation	$(177,972)

Note 8. Change in Independent Registered Public Accounting Firm

Rothstein Kass (“RK”), an independent registered public accounting firm, was the independent registered public accounting firm for the Feeder Fund for the three month period ended March 31, 2014. At a meeting held on July 21, 2014, the Audit Committee and the Board of Trustees of the Feeder Fund engaged Ernst & Young LLP to replace RK as the independent registered public accounting firm for the Feeder Fund, effective upon the completion of services related to the audit of the March 31, 2014 financial statements of the Feeder Fund. In relation to the Feeder Fund’s past three month period ended march 31, 2014: (i) no report on the Feeder Fund’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with RK on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of RK, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

Note 9. Subsequent Events

From April 1, 2015 through May 29, 2015, the date that the financial statements were issued, the Feeder Fund received an additional $315,000 in subscriptions. As of the date that this report was issued, amounts owed to the Feeder Fund for expense reimbursements by the Adviser were paid in full.

10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Pine Grove Alternative Fund:

We have audited the accompanying statement of assets and liabilities of Pine Grove Alternative Fund (the “Feeder Fund”) as of March 31, 2015, and the related statements of operations, changes in net assets, cash flows and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Feeder Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period from January 1, 2014 (commencement of operations) through March 31, 2014, were audited by other auditors whose report dated May 28, 2014, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Feeder Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Feeder Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of the investment in Pine Grove Alternative Institutional Fund (the “Master Fund”) as of March 31, 2015, by correspondence with the transfer agent of the Master Fund. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pine Grove Alternative Fund at March 31, 2015, the results of its operations, changes in its net assets, its cash flows and financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

New York, New York
May 29, 2015

11

PINE GROVE ALTERNATIVE FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2015

Proxy Voting Information

A description of the policies and procedures that the Feeder Fund uses to determine how to vote proxies relating to securities held in the Feeder Fund’s portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Feeder Fund’s proxy voting record for the most recent period ended June 30, 2014 is available, without charge and upon request by calling (855) 699-3103 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Feeder Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Stadtmauer is considered an Interested Trustee due to his affiliation with the Investment Adviser. The Fund Complex includes closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser. The Feeder Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 699-3103.

12

PINE GROVE ALTERNATIVE FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2015

Name and Year of Birth	Position(s) Held with Feeder Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees:
Jonathan Morgan Born: 1963	Trustee	Since 2013	Principal, Sound Fund Advisors LLC, since 2011; Global Head of Research, Alternative Investments, Union Bancaire Privee Asset Management, LLC (“UBP”), 2009 – 2011; Managing Director, Barclays Global Investors, 2005 – 2009.	2	None.
Boris Onefater Born: 1967	Trustee	Since 2013	President and CEO, Constellation Advisers LLC, since 2008.	2	None. Formerly, served as Director to funds advised by Dreman Value Management, LLC.
Mattia Aueriemma Born: 1973	Trustee	Since 2014	Fund Director/Principal, HighWater Limited, since 2012; Head of Operational Due Diligence/Senior Managing Director, UBP, 2009 – 2012.	2	None.
Interested Trustee:
Matthew Stadtmauer Born: 1973	President, Chief Executive Officer and Trustee	Since 2013	President of FRM Investment Management (USA) LLC, since 2015; Managing Member and President of Pine Gove Asset Management, LLC, 2010 – 2015; formerly, Chief Marketing Officer, 2002 – 2008 and Chief Executive Officer, 2008 – 2010 of Union Bancaire Privee Asset Management LLC.	2	None.
(1)	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name and Year of Birth	Position(s) Held with Feeder Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers who are Not Trustees:
Michael J. McKeen Born: 1971	Treasurer and Chief Financial Officer	Since 2013	Senior Manager, Atlantic since 2008.
Vicki S. Horwitz Born: 1985	Vice President	Since 2014	Associate Counsel, Atlantic since 2014; Senior Associate, State Street Corp., 2011 – 2014.
Teidah Reguera Born: 1989	Secretary	Since 2014
Regulatory Administration Specialist, Atlantic, since 2012; Accounts Receivable Technician, Acadia Insurance, 2011 – 2012; Student, University of Southern Maine, 2009 – 2011; Teller, Sanford Institution for Savings, 2007 – 2011.

Nadine Le Gall Born: 1970	Chief Compliance Officer	Since 2014	Head of Compliance Americas of Man, 2010 – present; Chief Compliance officer of GLG U.S., 2008 – present.

13

PINE GROVE ALTERNATIVE FUND

INVESTMENT ADVISER

FRM Investment Management (USA) LLC
452 Fifth Avenue, 26th Floor
New York, New York 10018

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Master and Feeder Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Master and Feeder Funds' risks, objectives, fees and expenses experience of its management, and other information.

218-ANR2-0315

PINE GROVE
ALTERNATIVE
INSTITUTIONAL FUND

ANNUAL REPORT

MARCH 31, 2015

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 2015

ASSETS

Total investments in Private Investment Funds, at fair value (Cost $83,643,141)	$85,598,315
Cash	1,457,449
Subscriptions in Private Investment Funds paid in advance	4,350,000
Receivable from investments sold	3,795,414
Interest and dividends receivable	12,921
Prepaid expenses	21,826
Total Assets	95,235,925

LIABILITIES

Outstanding line of credit payable (Note 7)	850,000
Repurchase of shares payable	340,833
Accrued Liabilities:
Management fees	138,545
Fund services fees	9,493
Trustees’ fees and expenses	29
Interest expense (Note 7)	6,993
Other expenses	72,953
Total Liabilities	1,418,846

NET ASSETS	$93,817,079

COMPONENTS OF NET ASSETS
Paid-in capital	$94,203,382
Distributions in excess of net investment income	(2,753,097)
Accumulated net realized gain on investments in Private Investment Funds	411,620
Net unrealized appreciation on investments in Private Investment Funds	1,955,174
NET ASSETS	$93,817,079

SHARES OUTSTANDING (200,000 shares authorized, $0.001 par value)	93,120.31

NET ASSET VALUE PER SHARE	$1,007.48

See Accompanying Notes to Financial Statements.                             1

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2015

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Convertible Arbitrage
Basso Investors, Ltd.	2,444	$4,690,704	$4,776,530	5.1%	Quarterly	60
Whitebox Concentrated Convertible Arbitrage Fund, Ltd.	3,880	4,820,996	5,118,730	5.5	Quarterly	60
		9,511,700	9,895,260	10.6
Credit Long/Short
Aristeia International, Ltd.	4,688	5,132,245	4,833,382	5.2	Quarterly	60
Anchorage Capital Partners Offshore, Ltd.	4,863	5,036,302	5,332,914	5.7	Annually	90
Fir Tree Capital Opportunity Fund II, Ltd.	350	4,563,371	4,608,797	4.9	Quarterly/ Annually	60
King Street Capital, Ltd.	14,644	2,237,838	2,326,568	2.5	Quarterly	65
Luxor Capital Partners Offshore, Ltd.	2,063	2,209,042	1,941,391	2.0	Quarterly	90
Reef Road Fund, Ltd.	2,640	2,640,000	2,563,864	2.7	Quarterly	90
Saba Capital Offshore Fund, Ltd.	500	500,000	396,682	0.4	Quarterly	65
Southpaw Credit Opportunity Fund (FTE), Ltd.	33,732	4,306,778	4,390,691	4.7	Quarterly	60
Whitebox Credit Arbitrage Fund, Ltd.	2,973	3,518,499	3,725,474	4.0	Quarterly	60
Wingspan Overseas Fund, Ltd.	3,450	3,450,000	3,057,358	3.3	Quarterly	90
		33,594,075	33,177,121	35.4

Distressed
Candlewood Puerto Rico SP	600	600,000	586,574	0.6	Quarterly	180
Serengeti Segregated Portfolio Company, Ltd.	430	437,455	484,049	0.5	Annually	85
Silver Point C&I Opportunity Fund II, Ltd.	21	21,179	25,695	-	Other*
Silver Point Capital Offshore Fund, Ltd.	216	2,170,505	2,228,712	2.4	Annually	90
Sound Point Beacon Offshore Fund, Ltd.	4,041	4,094,101	4,339,031	4.6	Semi-Annually	90
		7,323,240	7,664,061	8.1

Equity Long/Short
Gotham Targeted Neutral, Ltd.	1,750	1,750,000	1,666,411	1.8	Monthly	30
Rosemont Offshore Fund, Ltd.	2,703	3,436,687	3,418,954	3.6	Quarterly	60
		5,186,687	5,085,365	5.4

Event Driven
Jet Capital Concentrated Offshore Fund, Ltd.	2,000	2,000,000	1,992,822	2.1	Monthly	30
PSAM Merger Fund, Ltd.	419	400,000	406,345	0.5	Monthly	30
		2,400,000	2,399,167	2.6

See Accompanying Notes to Financial Statements.                      2

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2015

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Structured Products
Candlewood Structured Credit Harvest Fund, Ltd.	296	$3,657,778	$4,088,559	4.3%	Quarterly	90
DoubleLine Opportunistic Income Fund, Ltd.	3,917	5,153,858	5,693,164	6.0	Monthly	45
Halcyon Offshore Asset-Backed Value Fund Ltd.	2,355	4,168,777	4,357,430	4.6	Quarterly	90
Libremax Offshore Fund, Ltd.	3,576	4,832,758	5,168,111	5.5	Quarterly	90
Metacapital Mortgage Value Fund, Ltd.	3,443	3,948,150	4,028,412	4.3	Quarterly	60
Tilden Park Offshore Investment Fund, Ltd.	2,293	3,742,584	3,922,649	4.2	Quarterly	90
Tourmalet Matawin Offshore Fund, LP	74,088	73,022	69,682	0.1	Other*
		25,576,927	27,328,007	29.0

Other
Halcyon Structured Opportunities Offshore Fund, Ltd.	14	5,683	1,725	-	Other*
Harbringer Class L Holdings (Cayman), Ltd.	1	4,017	4,815	-	Other*
Harbringer Class PE Holdings (Cayman), Ltd.	107	40,107	41,982	0.1	Other*
Marathon Overseas Liquidating Fund	215	705	812	-	Other*
		50,512	49,334	0.1

Total Private Investment Funds		$83,643,141	$85,598,315	91.2%
Other Assets & Liabilities, Net			8,218,764	8.8
Net Assets			$93,817,079	100.0%

*	The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

Portfolio Holdings (% of Net Assets)
Private Investment Funds
Convertible Arbitrage	10.6%
Credit Long/Short	35.4
Distressed	8.1
Equity Long/Short	5.4
Event Driven	2.6
Structured Products	29.0
Other	0.1
Other Assets and Liabilities, Net	8.8
Total	100.0%

See Accompanying Notes to Financial Statements.                          3

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2015

Investment Income
Interest income	$2,190

Expenses
Management fees	711,280
Offering costs amortized	180,181
Fund services fees	98,166
Trustees’ fees and expenses	50,931
Professional fees	212,740
Custodian fees	39,749
Registration fees	21,953
Interest expense (Note 7)	7,090
Miscellaneous expenses	87,641
Total expenses	1,409,731
Expenses reimbursed by Investment Adviser	(224,255)
Net expenses	1,185,476

NET INVESTMENT LOSS	(1,183,286)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN PRIVATE INVESTMENT FUNDS
Net realized gain on investments in Private Investment Funds	477,033
Net change in unrealized appreciation on investments in Private Investment Funds	346,039
Net realized and unrealized gain from investments in Private Investment Funds	823,072

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(360,214)

See Accompanying Notes to Financial Statements.                                      4

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2015	January 1, 2014* through March 31, 2014
OPERATIONS
Net investment loss	$(1,183,286)	$(203,298)
Net realized gain on investments in Private Investment Funds	477,033	81,982
Net change in unrealized appreciation on investments in Private Investment Funds	346,039	1,609,135
Increase (decrease) in net assets resulting from operations	(360,214)	1,487,819

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,619,262)	-
Realized gains	(30,732)	-
Decrease in net assets resulting from distributions to shareholders	(1,649,994)	-

CAPITAL SHARE TRANSACTIONS
Shares issued in conversion (Note 1)	-	44,760,197
Sale of shares	38,674,005	11,916,500
Reinvestment of distributions	1,516,661	-
Repurchase of shares	(2,627,895)	-
Increase in net assets resulting from capital share transactions	37,562,771	56,676,697
Increase in net assets	35,552,563	58,164,516

NET ASSETS
Beginning of period	58,264,516	100,000
End of period (including distributions in excess of net investment income and accumulated net investment loss of $2,753,097 and $203,298, respectively)	$93,817,079	$58,264,516

SHARE TRANSACTIONS
Beginning of period	56,665.80	100.00
Shares issued in conversion (Note 1)	-	44,760.20
Sale of shares	37,481.90	11,805.60
Reinvestment of distributions	1,512.92	-
Repurchase of shares	(2,540.31)	-
End of period	93,120.31	56,665.80

*  Commencement of operations.

See Accompanying Notes to Financial Statements.                                   5

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2015

Cash Flows From Operating Activities
Net decrease in net assets from operations		$(360,214)
Adjustments to reconcile net decrease in net assets from
operations to net cash used in operating activities:
Purchase of investments	$(59,063,484)
Proceeds from sale of investments	28,621,854
Net realized gain from sale of investments	(477,033)
Net change in unrealized appreciation on investments	(346,039)
Decrease in operating assets and liabilities:
Subscriptions in Private Investment Funds paid in advance	(4,350,000)
Receivable from investments sold	(2,039,506)
Interest and dividends receivable	(12,921)
Prepaid expenses	(8,083)
Expense reimbursement from Investment Adviser	62,159
Offering costs	180,181
Management fees payable	16,405
Fund services fees payable	29
Trustees’ fees and expenses payable	2,276
Interest expense (Note 7)	6,993
Other expenses payable	29,127
	(37,378,042)
Total Adjustments		(37,378,042)

Net Cash Used In Operating Activities		(37,738,256)

Cash Flows From Financing Activities
Sale of shares	38,674,005
Repurchase of shares	(2,287,062)
Payments for shareholder distributions	(133,333)
Outstanding line of credit (Note 7)	850,000
	37,103,610

Net Cash Provided By Financing Activities		37,103,610

Net Decrease in Cash		(634,646)

Cash - Beginning of Year		2,092,095

Cash - End of Year		$1,457,449

Supplemental disclosure of non-cash operating activities
Reinvestment of shareholder distributions		$1,516,661

See Accompanying Notes to Financial Statements.                                      6

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	Year Ended March 31, 2015		January 1, 2014(a) through March 31, 2014
NET ASSET VALUE, Beginning of Period	$1,028.21		$1,000.00
INVESTMENT OPERATIONS
Net investment loss (b)	(15.34)		(3.82)
Net realized and unrealized gain	14.17		32.03
Total from investment operations	(1.17)		28.21

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19.20)		-
Realized gains	(0.36)		-
Total distributions to shareholders	(19.56)		-

NET ASSET VALUE, End of Period	$1,007.48		$1,028.21

TOTAL RETURN	(0.11	) %	2.82	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$93,817		$58,265
Ratios to Average Net Assets:
Net investment loss (e)	(1.50)%		(1.50	)%(d)
Net expense (e)	1.50%		1.50	%(d)
Gross expense (e)(f)	1.78%		2.36	%(d)
PORTFOLIO TURNOVER RATE	39%		3	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Does not include the expenses of other Private Investment Funds in which the Master Fund invests.
(f)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements.                             7

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Note 1. Organization

Pine Grove Alternative Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013.  The Master Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share.  Pine Grove Alternative Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund.  As of March  31, 2015, the Feeder Fund represented 8.1% of the Master Fund’s net assets. The Master Fund’s investment objective is to seek long-term capital appreciation.  On October 9, 2013, the Fund was initially seeded through the sale of 100 shares for $100,000.  The Master Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the “Partnership”), in exchange for Master Fund shares in the amount of $44,760,197.

The investment adviser of the Master Fund and the Feeder Fund is FRM Investment Management (USA) LLC (formerly known as Pine Grove Asset Management LLC) (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund and the Feeder Fund supervises the conduct of the Master Fund’s and Feeder Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Master Fund’s and Feeder Fund’s day-to-day investment activities.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Master Fund:

Security Valuation – The valuation of the Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”).  The value of the Master Fund’s net assets is determined as of the close of the Master Fund’s business at the end of each month. The Board of Trustees (the “Board”) has approved procedures pursuant to which the Master Fund values its investments in private investment funds (commonly referred to as hedge funds) (“Private Investment Funds”) at fair value, which ordinarily will be the value provided to the Master Fund by the Private Investment Funds’ administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Master Fund’s valuation. Because most Private Investment Funds’ administrators or investment managers will provide the Master Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Master Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis, the Master Fund would determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Master Fund values its portfolio.

The Master Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Master Fund’s investments in

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as “Net change in unrealized appreciation of investments in Private Investment Funds.”  Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).  Transfers of investments in Private Investment Funds between different levels of the fair value hierarchy are recorded based on the fair value of such investments as of the end of the reporting period.

Relevant authoritative guidance permits the Master Fund, as a practical expedient, to measure the fair value of its investments in Private Investment Funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Master Fund’s reporting date.  The fair value of the Master Fund’s investments in Private Investment Funds is based on the information provided by such Private Investment Funds’ management, which reflects the Master Fund’s share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that the valuation for any of the Master Fund’s investments in Private Investment Funds shall not represent value, such investment may be fair valued by the Valuation Committee using other suitable independent sources.  As of March 31, 2015, no investments were internally fair valued by the Valuation Committee.

In prior reporting periods, the Master Fund used a fair value hierarchy that prioritized the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gave the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy were as follows:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

In May 2015, the Financial Accounting Standard’s Board (“FASB”) accepted FASB update 2015-07 “Fair Value Measurement (Topic 820) – Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” This new guidance no longer requires investments for which NAV is determined based on practical expedient reliance to be reported utilizing the fair value hierarchy. Although FASB update 2015-07 (“the amendment”) is scheduled to go into effect in December 2015, early adoption is permitted for fiscal periods ending prior to that date.  The Master Fund has elected to adopt the amendment early, and the impact of the adoption of the new standards is limited to the notes to financial statements.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

Strategy	Fair Value1	Liquidation and Underlying Fund Side Pocket Investment2 (A)	Redemptions in Restriction Period3 (B)	Maximum Redemption Restriction Period. (Months)	Total (A)+(B)
Convertible Arbitrage (a)	$9,895,260	$-	$-	N/A	$-
Credit Long/Short (b)	33,177,121	-	12,187,748	12	12,187,748
Distressed (c)	7,664,061	27,990	3,269,332	12	3,297,322
Equity Long/Short(d)	5,085,365	-	-	N/A	-
Event Driven (e)	2,399,167	-	1,992,822	12	1,992,822
Structured Credit (f)	27,328,007	69,682	3,066,531	12	3,136,213
Other (g)	49,334	49,334	-	N/A	49,334
Total	$85,598,315	$147,006	$20,516,433		$20,663,439

1	No unfunded commitments as of March 31, 2015.
2
Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.

3
Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed.  The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

(a)
Convertible Arbitrage: Convertible Arbitrage is a strategy that entails purchasing convertible securities (convertible bonds or preferred stock) and hedging the equity risk by shorting the underlying common stock. Some managers attempt to hedge other risks associated with Convertible Arbitrage, such as interest rate risk and credit risk. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions.

(b)
Credit Long/Short: Credit Long/Short managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy Structured Products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(c)
Distressed: Distressed managers typically invest in the senior, secured, and/or liquidating debt of companies in financial distress and/or those entering or exiting bankruptcy. These investments can result in substantial or total loss due to business and financial risks but this is often mitigated by collateral coverage. Distressed investing is often associated with relative illiquidity, reduced transparency, and valuation involving significant management judgment.

(d)
Equity Long/Short: Equity Long/Short managers attempt to buy undervalued equities and short overvalued equities. Managers selected for investment by the Investment Adviser typically attempt to be either market neutral or have low net exposure to the equity markets. In this way, the manager is not relying on the market going up or down to make money. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions. Short selling creates additional risk of limited upside and unlimited downside.

(e)
Event Driven: Event Driven managers seek potential opportunity in corporate actions, such as leveraged buyouts, mergers and takeovers. Generally, during such events, the stock of an acquisition target appreciates, while the acquiring company’s stock decreases in value. This strategy generates returns by purchasing the company being acquired and, in some instances, short-selling the stock of the acquiring company.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

(f)
Structured Credit: Structured Credit managers buy pools of assets that have been securitized (bonds backed by the cashflows from these assets). Often this includes pools of mortgages that are not guaranteed by the government. It may also include pools of leveraged loans, commercial real estate, student loans and other kinds of assets. Usually the pools were once rated investment grade but the assets turned out to be of worse quality than the first investors originally thought they would be. Some managers may also buy agency derivatives. One of the main risks in this strategy is the possibility of losses in the portfolio of long positions if the manager assumptions regarding prepayments, defaults, recovery, etc. prove to be too aggressive. Also, agency derivatives in particular are very sensitive to borrower prepayment rates as well as the level of short term interest rates.

(g)
Other: Other represents investments in private investment funds for which the Master Fund expects to receive the redemption proceeds upon sale of the underlying investments. The Master Fund has redeemed from these private investment funds and has received a majority of the redemption proceeds. The current portfolio of underlying investments held by such private investment companies is illiquid in nature and is not necessarily indicative of the active investment strategies of such private investment funds.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

The net realized gain or losses from investments in Private Investment Funds are recorded when the Master Fund redeems or partially redeems its interest in the Private Investment Funds or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the identified cost of investments sold.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Master Fund will be reinvested in additional shares of the Master Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Master Fund, timing differences and differing characterizations of distributions made by the Master Fund.

Federal Taxes – The Master Fund’s tax year is October 31, 2014. The Master Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Master Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Master Fund did not incur any interest or penalties.

The Master Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Master Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2015 that would require recognition, de-recognition or disclosure.  The Master Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Master Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

of the relevant taxing authorities. Generally, the Master Fund is subject to income tax examinations by taxing authorities during the period since its inception.

Offering Costs – Expenses incurred in connection with establishing the Master Fund aggregated $240,241. Offering costs incurred by the Master Fund are treated as deferred charges until operations commenced and thereafter are amortized over a twelve-month period using the straight line method.

Commitments and Contingencies – In the normal course of business, the Master Fund enters into contracts that provide general indemnifications by the Master Fund to the counterparty to the contract. The Master Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Master Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Risks

An investment in the Master Fund should be considered a speculative investment that entails a high degree of risk.  It is possible that an investor may lose some or all of its investment and that the Master Fund may not achieve its investment objective. The Master Fund is classified as non-diversified and may invest a significant portion of its assets in Private Investment Funds and the Master Fund may be susceptible to the economic and regulatory factors affecting these Private Investment Funds and/or the fund industry.

The Private Investment Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Master Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Master Fund may also implement leverage and invest directly in derivatives which will directly expose the Master Fund to the risks associated with the employment of leverage and investments in derivatives.

The Master Fund may make additional investments and effect withdrawals from the Private Investment Funds only at certain specific times and may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so. This may result in a loss to the Master Fund and adversely affect its investment return. The Master Fund's inability to withdraw an investment in an Investment Fund may also prevent the Master Fund from making an offer to repurchase shares. Master Fund shareholders do not have the right to require the Master Fund to redeem or repurchase its shares and may not have access to the money they invested for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Master Fund’s Board of Trustees, in its sole discretion.

The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Master Fund’s knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Master Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Master Fund performs.  Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.

Note 4. Management Fees and Other Expenses

Management fees – The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Master Fund’s month-end net asset value.

Expenses – The Investment Adviser has agreed to reimburse the Master Fund’s other expenses (other than acquired fund fees and expenses, shareholder servicing fees, and extraordinary expenses and the investment related expenses, such as foreign country tax expense and interest expense on amounts

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s other expenses at 0.60%. For the year ended March 31, 2015, expenses reimbursed were as follows:

Expenses Reimbursed by Investment Adviser
$224,255

For a period of five years subsequent to the Master Fund’s commencement of operations, the Investment Adviser may recover from the Master Fund expenses reimbursed during the prior three years if the Master Fund’s other expenses, including the recovered expenses, fall below the expense cap.

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2014	$117,099	March 31, 2017	$-
March 31, 2015	224,255	March 31, 2018	$-

Distribution – Foreside Fund Services, LLC serves as the Master Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Adviser or with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Custodian – BNP Paribas Financial Services, LLC (the “Custodian”) served as the Master Fund’s independent custodian of its investments in underlying private investment companies for the year ended March 31, 2015. Effective March 31, 2015, the Master Fund entered into an agreement with JPMorgan Chase Bank, N.A. to serve as the Master Fund’s independent custodian of its investments in underlying private investment companies. The Master Fund is subject to credit risk to the extent any custodian with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Master Fund’s management monitors the financial condition of such custodians and does not anticipate any losses from the custodian.

Administrator – Atlantic provides fund accounting, fund administration, and transfer agency services to the Master Fund.

Trustees and Officers – The Master Fund pays each independent trustee an annual retainer fee of $18,000 for service to the Master Fund.  Each independent trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Master Fund is compensated by the Master Fund.

Note 5.  Security Transactions

The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the year ended March 31, 2015, were $59,063,484 and $28,621,854 respectively.

Note 6.  Offering of Fund Shares; Repurchase Offers

Master Fund shares may be purchased by investors who meet certain eligibility requirements set forth in the Master Fund's current prospectus as of the first business day of each calendar month; however, Master Fund shares may be offered more or less frequently as determined by the Board in its sole discretion.  Master Fund shares are sold at the current net asset value per share.  Generally, the minimum initial investment in the Master Fund is $25,000 and the minimum additional investment is $10,000.  The Master Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

The Master Fund may repurchase Master Fund shares from shareholders from time to time as determined by the Board in its sole discretion. A summary of the tender offers for the year ended March 31, 2015 is as follows:

Effective Date	Amount of Tender Offer	Dollar Amount of Shares Tendered
September 30, 2014	$8,070,072	$2,135,401
December 31, 2014	8,454,587	202,881
March 31, 2015	9,410,669	289,613

Note 7. Line of Credit

The Master Fund has a committed $4 million secured line of credit agreement with JP Morgan Chase Bank, N.A. The Master Fund may temporarily borrow from the line of credit to address timing mismatches between the inflows of funds to and outflows of funds from the Master Fund in connection with (i) subscriptions and redemptions by investors of the Master Fund; (ii) subscriptions and redemptions by the Master Fund in Portfolio Funds; and (iii) payments in the ordinary course of business of fees, expenses and other obligations of the Master Fund. Interest is charged to the Master Fund based on its borrowings at an amount above the LIBOR rate. The line of credit is secured by the Master Fund’s cash and investment securities. The Master Fund is required to pay a facility fee at a rate of 0.70% per annum on the unused portion of the line of credit. At March 31, 2015, the Master Fund had a balance outstanding pursuant to this line of credit of $850,000 at an interest rate of 1.97%. The average borrowings and average interest rate (based on days with outstanding balances) for the year ended March 31, 2015, were $850,000 and 1.97%, respectively.

Note 8. Federal Income Tax

There were no dividends paid to shareholders during the period January 1, 2014 (commencement of operations) to October 31, 2014.

As of October 31, 2014, the components of distributable earnings were as follows:

Undistributed ordinary income	$763,275
Unrealized appreciation	677,279
Total	$1,440,554

The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Accordingly the following permanent differences, primarily due to tax adjustments related to passive foreign investment companies and non-deductible start-up costs, have been reclassified with the capital accounts during the tax year ended October 31, 2014. These reclassifications have no effect on net assets.

Paid-In-Capital	Accumulated Net Investment Income	Undistributed Net Realized Gain (Loss)
$(136,086)	$252,749	$(116,663)

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2015

As of March 31, 2015, the cost of investments for federal income tax purposes is $84,946,737. The related net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$1,934,193
Gross Unrealized Depreciation	(1,282,614)
Net Unrealized Appreciation	$651,579

Note 9. Change in Independent Registered Public Accounting Firm

Rothstein Kass (“RK”), an independent registered public accounting firm, was the independent registered public accounting firm for the Master Fund for the three month period ended March 31, 2014. At a meeting held on July 21, 2014, the Audit Committee and the Board of Trustees of the Master Fund engaged Ernst & Young LLP to replace RK as the independent registered public accounting firm for the Master Fund, effective upon the completion of services related to the audit of the March 31, 2014 financial statements of the Master Fund. In relation to the Master Fund’s past three month period ended March 31, 2014: (i) no report on the Master Fund’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with RK on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of RK, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

Note 10. Subsequent Events

From April 1, 2015 through May 29, 2015, the date that the financial statements were issued, the Master Fund received an additional $5,644,185 in subscriptions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Pine Grove Alternative Institutional Fund:

We have audited the accompanying statement of assets and liabilities of Pine Grove Alternative Institutional Fund (the “Master Fund”), including the schedule of investments, as of March 31, 2015, and the related statements of operations, changes in net assets, cash flows and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period from January 1, 2014 (commencement of operations) through March 31, 2014, were audited by other auditors whose report dated May 28, 2014, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of March 31, 2015, by correspondence with management of the underlying investment funds or by other appropriate auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pine Grove Alternative Institutional Fund at March 31, 2015, the results of its operations, changes in its net assets, its cash flows and financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

New York, New York
May 29, 2015

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2015

Proxy Voting Information

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to securities held in the Master Fund’s portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Master Fund’s proxy voting record for the most recent period ended June 30, 2014 will be available, without charge and upon request by calling (855) 699-3103 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Stadtmauer is considered an Interested Trustee due to his affiliation with the Investment Adviser. The Fund Complex includes closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser.  The Master Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 699-3103.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2015

Name and Year of Birth	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees:
Jonathan Morgan Born: 1963	Trustee	Since 2013	Principal, Sound Fund Advisors LLC, since 2011; Global Head of Research, Alternative Investments, Union Bancaire Privee Asset Management, LLC (“UBP”), 2009 – 2011; Managing Director, Barclays Global Investors, 2005 – 2009.	2	None.
Boris Onefater Born: 1967	Trustee	Since 2013	President and CEO, Constellation Advisers LLC, since 2008.	2	None. Formerly, served as Director to funds advised by Dreman Value Management, LLC.
Mattia Aueriemma Born: 1973	Trustee	Since 2014	Fund Director/Principal, HighWater Limited, since 2012; Head of Operational Due Diligence/Senior Managing Director, UBP 2009 – 2012.	2	None.
Interested Trustee:
Matthew Stadtmauer Born: 1973	President, Chief Executive Officer and Trustee	Since 2013	President of FRM Investment Management (USA) LLC, since 2015; Managing Member and President of Pine Gove Asset Management, LLC, 2010 – 2015; formerly, Chief Marketing Officer, 2002 – 2008 and Chief Executive Officer, 2008 – 2010 of Union Bancaire Privee Asset Management LLC.	2	None.
(1)	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Name and Year of Birth	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers who are Not Trustees:
Michael J. McKeen Born: 1971	Treasurer and Chief Financial Officer	Since 2013	Senior Manager, Atlantic since 2008; Vice President, Citigroup Fund Services, LLC 2003 – 2008.
Vicki S. Horwitz Born: 1985	Vice President	Since 2014	Associate Counsel, Atlantic since 2014; Senior Associate, State Street Corp., 2011 – 2014.
Teidah Reguera Born: 1989	Secretary	Since 2014
Regulatory Administration Specialist, Atlantic, since 2012; Accounts Receivable Technician, Acadia Insurance, 2011 – 2012; Student, University of Southern Maine, 2009 – 2011; Teller, Sanford Institution for Savings, 2007 – 2011.

Nadine Le Gall Born: 1970	Chief Compliance Officer	Since 2014	Head of Compliance Americas of Man, 2010 – present; Chief Compliance officer of GLG U.S., 2008 – present.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND

INVESTMENT ADVISER

FRM Investment Management (USA) LLC
452 Fifth Avenue, 26th Floor
New York, New York 10018

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Master and Feeder Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Master and Feeder Funds' risks, objectives, fees and expenses experience of its management, and other information.

218-ANR1-0315

ITEM 2. CODE OF ETHICS.

(a)
As of the end of the period covered by the report to shareholders included in Item 1 of this Form N-CSR, Pine Grove Alternative Institutional Fund (the “Registrant”) has adopted a code of ethics, as defined in item 2(b) of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer, or persons performing similar functions (the “Code of Ethics”).

(c)	There were no amendments to the Registrant’s Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.

(d)	There were no waivers to the Registrant’s Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.

(e)	Not applicable.

(f) (1)  A copy of the Code of Ethics is filed under Item 12(a)(1) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees (the “Board”) has determined that Boris Onefater, who meets the definition of an independent director as specified in Item 3(a)(2) of Form N-CSR, is an audit committee financial expert as that term is defined under Items 3(b) and 3(c) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for the fiscal year ended March 31, 2015 and the period of January 1, 2014 - March 31, 2014 (which represents the initial fiscal period of the Registrant) (the “Reporting Periods”) to the Registrant for the Reporting Period for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $10,000 in 2014 and $10,000 in 2015.

(b) Audit-Related Fees - The were no fees billed to the Registrant in the Reporting Period for assurance and related services rendered by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The aggregate fees billed to the Registrant in the Reporting Period for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $3,500 in 2014 and $2,500 in 2015.

(d) All Other Fees - There were no other fees billed in the Reporting Period for products and services provided to the Registrant by the principal accountant, or services provided to the Registrant’s  investment adviser, other than the services reported above.

(e) (1) The audit committee of the Board (the “Audit Committee”) reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to the Registrant.  Pre-approval of “permissible non-audit services” to the Registrant is not required if: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of revenues paid by the Registrant to the Registrant’s principal accountant during the fiscal year in which such services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee, or its authorized delegates, prior to the completion of the audit.

In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to the Registrant’s investment adviser (other than a sub-adviser), or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides on-going services to the Registrant (“Affiliate”), by the Registrant’s principal accountant if the engagement relates directly to the operations and financial reporting of the Registrant.  Pre-approval by the Audit Committee of permissible non-audit services rendered to the Registrant’s investment adviser or an Affiliate is not required if the aggregate amount of all such services constitutes no more than 5% of the total amount of expenses paid by the Registrant, the Registrant’s investment adviser and its Affiliates to the Registrant’s principal accountant during the fiscal year in which the permissible non-audit services are provided.  The Audit Committee considers whether fees paid by the Registrant’s investment adviser or an Affiliate to the Registrant’s principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The were no non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant for the Reporting Period. There were no fees billed for the Reporting Period for non-audit services rendered by the Registrant’s principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) The Registrant’s Audit Committee considers expenses paid to the Registrant’s principal accountant by the Registrant’s investment adviser and any Affiliate for non-audit services when assessing the principal auditor’s independence.  During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the Registrant’s investment adviser or any Affiliate.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s proxy voting procedures are filed under Item 12(a)(4) hereto.  The Registrant delegates proxy voting decisions to its investment adviser and each Sub-Adviser with respect to the Registrant’s assets allocated to each for investment.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)  Portfolio Manager and Business Experience.  As of the date of the filing of this report on Form N-CSR, the day-to-day management of the Registrant’s portfolios is the responsibility of the Portfolio Manager of the Adviser, Thomas n. Williams (the “Portfolio Manager”).  Mr. Williams is the Chief Investment Officer of Pine Grove Funds at FRM Investment Management (USA) LLC (“FRM”), based in New York, and a member of FRM’s Investment Executive.  Prior to assuming his current role, Mr. Williams was a Managing Member, the Chief Investment Officer and the Head of Investments at Pine Grove Asset Management (now operating as Pine Grove Funds under the FRM business). Prior to this, Mr. Williams practiced law in California for three years, specializing in intellectual property and venture capital transaction. Mr. Williams holds a Bachelor of Arts in Economics from Trinity College and a JD fro the University of Southern California School of Law. Mr. Williams is also a member of the CFA Institute and the New York Society of Security Analysts..

(a)(2)  Other Accounts Managed by the Portfolio Manager. The chart below shows the number of other accounts managed by the Portfolio Manager as of March 31, 2015.

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Thomas N. Williams	None	$805,861,467	None

(a)(3)  Compensation of the Portfolio Manager.  During the Reporting Period, the Portfolio Manager received a salary from the Registrant’s investment adviser and participated in the profitability of the investment adviser based on his ownership of the investment adviser.

(a)(4)  Beneficial Ownership by Portfolio Manager.  As of March 31, 2015 the dollar range of equity securities in the Registrant beneficially owned by the Portfolio Manager had a value in the range of $50,001 – $100,000.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2)  Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(a)(4)  Proxy Voting Procedures of Registrant (Exhibit filed herewith).

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Pine Grove Alternative Fund

By	/s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date	5/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date	5/27/15

By	/s/ Michael McKeen
Michael McKeen, Chief Financial Officer

Date	5/27/15